Consolidated Balance Sheets $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 322,252,000	$ 44,148	¥ 585,171,000
USDC	1,690,000	232	0
Cryptocurrency-current	30,079,000	4,121	0
Inventories, net	98,614,000	13,510	41,767,000
Prepayments and other current assets, net	69,703,000	9,549	47,403,000
Short-term investments	198,562,000	27,203	103,175,000
Total current assets	720,900,000	98,763	777,516,000
Non-current assets:
Cryptocurrencies, non-current	148,790,000	20,384	645,000
Long-term investment	20,569,000	2,818	20,000,000
Property, equipment, and software, net	157,065,000	21,518	49,184,000
Intangible assets, net	3,552,000	487	3,425,000
Operating lease right-of-use assets	272,000	37	1,735,000
Deferred tax assets	28,942,000	3,965	12,899,000
Prepayments on long-term assets	0	0	113,425,000
Other non-current assets	9,419,000	1,290	421,000
Total non-current assets	368,609,000	50,499	201,734,000
Total assets	1,089,509,000	149,262	979,250,000
Current liabilities:
Accounts payable	14,847,000	2,034	195,000
Contract liabilities	37,447,000	5,129	9,828,000
Income tax payable	2,023,000	277	1,634,000
Operating lease liabilities, current	272,000	37	1,103,000
Provision for warranty	161,000	22	40,000
Accrued liabilities and other current liabilities	21,692,000	2,971	15,364,000
Total current liabilities	76,442,000	10,470	28,164,000
Non-current liabilities:
Operating lease liabilities, non-current	0	0	761,000
Total non-current liabilities	0	0	761,000
Total liabilities	76,442,000	10,470	28,925,000
Shareholders' equity
Ordinary shares (US$0.000001 par value; 50,000,000,000 shares authorized, 119,876,032 and 120,081,456 issued, 119,876,032 and 120,020,962 shares outstanding as of December 31, 2023 and 2024, respectively)	1,000	0	1,000
Subscriptions receivable from shareholders	(1,000)	0	(1,000)
Additional paid-in capital	195,236,000	26,747	186,262,000
Statutory reserves	51,762,000	7,091	48,265,000
Accumulated other comprehensive income	3,777,000	518	1,838,000
Retained earnings	762,292,000	104,436	713,960,000
Total shareholders' equity	1,013,067,000	138,792	950,325,000
Total liabilities and shareholders' equity	¥ 1,089,509,000	$ 149,262	¥ 979,250,000